Description of Plan - Additional Information (Detail) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution year age	50
Participant contribution auto increase minimum percentage	1.00%
Participant contribution auto increase maximum percentage	3.00%
EBP, employer contribution, matching percentage	50.00%
EBP, employer contribution, participant compensation matched, percentage	8.00%
Participant contribution rollover from qualified pension plan	$ 2,837,896
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan note receivable from participant account loan period	15 years
Cumulative deemed distributions	$ 553,900	$ 3,752,882
EBP, forfeited nonvested account	1,407,176	$ 3,486,314
EBP, forfeited nonvested account, decrease from employer contribution	1,966,383
Employee benefit plan distrubution of benefit vesting balance	$ 1,000
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	3.25%
Employee benefit plan note receivable from participant account loan period	1 year
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	10.50%
Employee benefit plan note receivable from participant account loan period	5 years
Three Years Of Service [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan employer matching and core contributions percentage	100.00%
Non Collectively Bargained Participants [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate	8.00%
Collectively Bargained Participants [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate	6.00%